Eaton Vance

Greater India Fund

March 31, 2021 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2021, the value of the Fund’s investment in the Portfolio was $259,999,649 and the Fund owned 99.99% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
India — 96.9%
Automobiles — 4.9%
Maruti Suzuki India, Ltd.	91,694	$8,638,891
Tata Motors, Ltd.(1)	1,018,204	4,226,672

		$12,865,563

Banks — 21.3%
Axis Bank, Ltd.(1)	1,491,259	$14,332,009
Federal Bank, Ltd.(1)	1,650,418	1,716,991
HDFC Bank, Ltd.(1)	324,037	6,636,284
ICICI Bank, Ltd.(1)	2,774,975	22,222,989
Kotak Mahindra Bank, Ltd.(1)	218,246	5,263,646
State Bank of India(1)	1,049,417	5,259,672

		$55,431,591

Building Products — 0.4%
Kajaria Ceramics, Ltd.	85,334	$1,084,192

		$1,084,192

Chemicals — 0.4%
Atul, Ltd.	11,387	$1,105,949

		$1,105,949

Construction & Engineering — 1.5%
Voltas, Ltd.	275,254	$3,784,066

		$3,784,066

Construction Materials — 3.3%
JK Cement, Ltd.(1)	32,085	$1,265,750
UltraTech Cement, Ltd.	78,030	7,196,639

		$8,462,389

Consumer Finance — 1.5%
Mahindra & Mahindra Financial Services, Ltd.(1)	594,130	$1,619,475
SBI Cards & Payment Services, Ltd.	187,264	2,394,201

		$4,013,676

Diversified Telecommunication Services — 0.9%
Tata Communications, Ltd.	159,952	$2,331,012

		$2,331,012

Security	Shares	Value
Electric Utilities — 0.9%
Tata Power Co., Ltd. (The)	1,572,314	$2,224,355

		$2,224,355

Electrical Equipment — 0.2%
Graphite India, Ltd.	83,106	$589,338

		$589,338

Food & Staples Retailing — 2.0%
Avenue Supermarts, Ltd.(1)(2)	132,905	$5,227,030

		$5,227,030

Food Products — 1.6%
Tata Consumer Products, Ltd.	467,358	$4,079,127

		$4,079,127

Gas Utilities — 0.8%
Gujarat Gas, Ltd.	265,936	$2,019,579

		$2,019,579

Health Care Providers & Services — 0.9%
Apollo Hospitals Enterprise, Ltd.	56,116	$2,227,064

		$2,227,064

Hotels, Restaurants & Leisure — 1.3%
Jubilant FoodWorks, Ltd.	84,027	$3,366,814

		$3,366,814

Household Durables — 3.2%
Crompton Greaves Consumer Electricals, Ltd.	863,283	$4,575,906
Dixon Technologies India, Ltd.	26,438	1,333,102
Whirlpool of India, Ltd.	81,838	2,465,432

		$8,374,440

Household Products — 4.4%
Hindustan Unilever, Ltd.	345,269	$11,461,158

		$11,461,158

Insurance — 4.0%
Bajaj Finserv, Ltd.	25,108	$3,333,399
ICICI Lombard General Insurance Co., Ltd.(2)	150,940	2,940,683
SBI Life Insurance Co., Ltd.(1)(2)	348,308	4,197,881

		$10,471,963

Security	Shares	Value
Interactive Media & Services — 2.5%
Info Edge India, Ltd. (1)	109,861	$6,455,563

		$6,455,563

IT Services — 20.2%
HCL Technologies, Ltd.	666,868	$9,001,416
Infosys, Ltd.	1,915,915	35,930,882
Infosys, Ltd. ADR	44,140	826,301
Larsen & Toubro Infotech, Ltd.(2)	60,587	3,384,030
Wipro, Ltd.(2)	585,143	3,321,278

		$52,463,907

Life Sciences Tools & Services — 2.9%
Divi’s Laboratories, Ltd. (1)	105,010	$5,180,159
Syngene International, Ltd.(1)(2)	322,036	2,407,318

		$7,587,477

Metals & Mining — 1.4%
Hindalco Industries, Ltd.	806,911	$3,621,334

		$3,621,334

Multiline Retail — 0.4%
Trent, Ltd.	113,576	$1,165,624

		$1,165,624

Oil, Gas & Consumable Fuels — 5.3%
Reliance Industries, Ltd.	505,000	$13,903,264

		$13,903,264

Personal Products — 1.8%
Emami, Ltd.	254,423	$1,683,024
Marico, Ltd.	538,582	3,027,582

		$4,710,606

Pharmaceuticals — 4.6%
Abbott India, Ltd.	15,243	$3,123,327
Gland Pharma, Ltd.(1)(2)	61,420	2,074,695
Ipca Laboratories, Ltd.	71,998	1,884,955
Lupin, Ltd.	197,697	2,764,754
Torrent Pharmaceuticals, Ltd.	58,307	2,022,917

		$11,870,648

Professional Services — 0.7%
L&T Technology Services, Ltd.(2)	51,123	$1,863,764

		$1,863,764

Real Estate Management & Development — 2.0%
Godrej Properties, Ltd.(1)	117,693	$2,268,491
Oberoi Realty, Ltd.(1)	214,170	1,704,062
Prestige Estates Projects, Ltd.	285,581	1,192,423

		$5,164,976

Security	Shares	Value
Thrifts & Mortgage Finance — 1.6%
Housing Development Finance Corp., Ltd.	118,625	$4,085,583

		$4,085,583

Total India (identified cost $161,235,649)		$252,012,052

Total Common Stocks (identified cost $161,235,649)		$252,012,052

Total Investments — 96.9% (identified cost $161,235,649)		$252,012,052

Other Assets, Less Liabilities — 3.1%		$7,988,993

Net Assets — 100.0%		$260,001,045

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $25,416,679 or 9.8% of the Portfolio’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
SGX CNX Nifty Index	213	Long	4/29/21	$6,281,796	$(86,199)

					$(86,199)

Abbreviations:

ADR	-	American Depositary Receipt

At March 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended March 31, 2021, the Portfolio entered into equity index futures contracts to manage cash flows.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$8,786,575	$—	$8,786,575
Consumer Discretionary	—	25,772,441	—	25,772,441
Consumer Staples	—	25,477,921	—	25,477,921
Energy	—	13,903,264	—	13,903,264
Financials	—	74,002,813	—	74,002,813
Health Care	—	21,685,189	—	21,685,189
Industrials	—	7,321,360	—	7,321,360
Information Technology	826,301	51,637,606	—	52,463,907
Materials	—	13,189,672	—	13,189,672
Real Estate	—	5,164,976	—	5,164,976
Utilities	—	4,243,934	—	4,243,934
Total Common Stocks	$826,301	$251,185,751 *	$—	$252,012,052
Total Investments	$826,301	$251,185,751	$—	$252,012,052

Liability Description
Futures Contracts	$—	$(86,199)	$—	$(86,199)
Total	$—	$(86,199)	$—	$(86,199)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.